UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22710

Bluerock Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 32nd Floor,

New York, NY 10105

(Address of principal executive offices) (Zip code)

1-844-819-8287

(Registrant’s telephone number, including area code)

Bluerock Fund Advisor, LLC

1345 Avenue of the Americas, 32nd Floor,

New York, New York 10105

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2019 - June 30, 2020

 Item 1 – Proxy Voting Record.

Registrant: Bluerock Total Income+ Real Estate Fund Item 1, Exhibit 1

Investment Company Act file number: 811-22710

Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c) "CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	NorthStar Realty Europe Corp.	NRE	66706L101	8/14/2019	Election of Directors; Ratify auditor PricewaterhouseCoopers LLP / Societe Cooperative;	MGMT	Y	FOR	FOR
2	NorthStar Realty Europe Corp.	NRE	66706L101	9/25/2019	Approve Merger Agreement	MGMT	Y	FOR	FOR
3	Liberty Property Trust	LPT	531172104	1/30/2020	Approve Merger Agreement; Advisory Vote on Golden Parachutes;	MGMT	Y	FOR	FOR
4	Morgan Stanley Prime Property Fund, LLC	N/A	N/A	2/17/2020	Election of Directors;	MGMT	Y	FOR	FOR
5	InterXion Holding NV	INXN	FDS0J6G30	2/27/2020	Approve Legal Merger; Approve Legal Demerger; Approve Sale of Company Assets & Sale of Post-Demerger Share; Approve Conditions of Liquidation; Approve Discharge of Management Board; Approve Conversion from Dutch Public Company to Dutch Private Company with Limited Liability (B.V) and Amend Articles of Association in Relation with Conversion; Election Directors (bundled);	MGMT	Y	FOR	FOR
6	Cousins Properties Incorporated	CUZ	222795502	4/21/2020	Election of Directors; Approve Executive compensation; Ratify auditor Deloitte & Touche LLP;	MGMT	Y	FOR	FOR
7	PS Business Parks, Inc.	PSB	69360J107	4/22/2020	Election of Directors; Approve Executive compensation; Ratify auditor Ernst & Young LLP	MGMT	Y	FOR	FOR
8	Equity LifeStyle Properties, Inc.	ELS	29472R108	4/28/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation; Increased Authorized Common Stock	MGMT	Y	FOR (1,2); AGAINST (3,4)	FOR (1,2); AGAINST (3,4)
9	Getty Realty Corp.	GTY	374297109	4/28/2020	Election of Directors; Approve Executive compensation; Ratify auditor PricewaterhouseCoopers LLP;	MGMT	Y	FOR(1a,1d,1e,1f,2,3); WITHOLD (1b,1c,1g)	FOR
10	Duke Realty Corporation	DRE	264411505	4/29/2020	Election of Directors; Approve Executive compensation; Ratify auditor KMPG LLP;	MGMT	Y	FOR	FOR
11	Prologis, Inc.	PLD	74340W103	4/29/2020	Election of Directors; Approve Executive compensation; Approve Omnibus Stock Plan, Increased Authorized Common Stock; Ratify auditor KMPG LLP;	MGMT	Y	FOR	FOR
12	STAG Industrial, Inc.	STAG	85254J102	4/29/2020	Election of Directors; Ratify auditor PricewaterhouseCoopers LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
13	City Office REIT, Inc.	CIO	178587101	4/30/2020	Election of Directors; Ratify auditor KMPG LLP; Approve Executive compensation; Advisory Vote on Say on Pay Frequency	MGMT	Y	FOR: (4) one year period	FOR
14	Essential Properties Realty Trust, Inc.	EPRT	29670E107	4/30/2020	Election of Directors; Approve Executive compensation; Advisory Vote on Say on Pay Frequency; Ratify auditor Ernst & Young LLP	MGMT	Y	FOR; WITHOLD (1.8); (3) one year period	FOR
15	VICI Properties Inc.	VICI	925652109	4/30/2020	Election of Directors; Ratify auditor Deloitte & Touche LLP; Approve Executive compensation; Eliminate Supermajority Vote Requirement	MGMT	Y	FOR	FOR
16	Agree Realty Corporation	ADC	008492100	5/5/2020	Election of Directors; Ratify auditor Grant Thornton LLP; Approve Executive compensation; Approve Omnibus Stock Plan	MGMT	Y	FOR	FOR
17	Easterly Government Properties, Inc.	DEA	27616P103	5/5/2020	Election of Directors; Approve Executive compensation; Ratify auditor PricewaterhouseCoopers LLP;	MGMT	Y	FOR(1.1,1.2,1.3,1.6,1.8,3) AGAINST(1.4,1.5,1.7,2)	FOR(1.1,1.2,1.3,1.6,1.8,3) AGAINST(1.4,1.5,1.7,2)
18	Terreno Realty Corporation	TRNO	88146M101	5/5/2020	Election of Directors; Approve Executive compensation; Ratify auditor Ernst & Young LLP;	MGMT	Y	FOR	FOR
19	First Industrial Realty Trust, Inc.	FR	32054K103	5/6/2020	Election of Directors; Amend Omnibus Stock Plan; Approve Executive compensation; Ratify auditor PricewaterhouseCoopers LLP	MGMT	Y	FOR	FOR
20	Physicians Realty Trust	DOC	71943U104	5/6/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
21	QTS Realty Trust, Inc.	QTS	74736A103	5/6/2020	Election of Directors; Approve Executive compensation; Ratify auditor Ernst & Young LLP;	MGMT	Y	FOR	FOR
22	American Homes 4 Rent	AMH	02665T306	5/7/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
23	Community Healthcare Trust Incorporated	CHCT	20369C106	5/7/2020	Election of Directors; Approve Executive compensation; Advisory Vote on Say on Pay Frequency; Ratify auditor BDO USA LLP;	MGMT	Y	FOR; (3) one year period	FOR; (3) one year period
24	InvenTrust Properties Corp.	N/A	N/A	5/7/2020	Election of Directors; Ratify auditor KPMG LLP	MGMT	Y	FOR	FOR
25	Gladstone Commercial Corporation	GOOD	376536108	5/7/2020	Election of Directors; Ratify auditor PricewaterhouseCoopers LLP;	MGMT	Y	FOR (2), WITHOLD (1)	FOR
26	AvalonBay Communities, Inc	AVB	053484101	5/12/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation; Eliminate Supermajority Vote Requirement for Future Charter Amendments and Other Extraordinary Actions	MGMT	Y	FOR	FOR
27	CubeSmart	CUBE	229663109	5/12/2020	Election of Directors; Ratify auditor KMPG LLP; Approve Executive compensation;	MGMT	Y	FOR (1,2), AGAINST (3)	FOR (1,2), AGAINST (3)
28	Essex Property Trust, Inc.	ESS	297178105	5/12/2020	Election of Directors; Ratify auditor KMPG LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
29	Healthcare Realty Trust Incorporated	HR	421946104	5/12/2020	Election of Directors; Ratify auditor BDO USA LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
30	Highwoods Properties, Inc.	HIW	431284108	5/12/2020	Election of Directors; Ratify auditor Deloitte & Touche LLP; Approve Executive compensation; Approve Non-Qualified Employee Stock Purchase Plan	MGMT	Y	FOR	FOR
31	NexPoint Residential Trust, Inc.	NXRT	65341D102	5/12/2020	Election of Directors; Approve Executive compensation; Advisory Vote on Say on Pay Frequency; Ratify auditor KMPG LLP;	MGMT	Y	FOR (1a,1b,3,4), WITHOLD (1c,1d,1e), AGAINST (2); (3) one year period	FOR (1a,1b,3,4), WITHOLD (1c,1d,1e), AGAINST (2); (3) one year period
32	Camden Property Trust	CPT	133131102	5/13/2020	Election of Directors; Ratify auditor Deloitte & Touche LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
33	Independence Realty Trust, Inc.	IRT	45378A106	5/13/2020	Election of Directors; Ratify auditor KMPG LLP; Approve Executive compensation; Advisory Vote on Say on Pay Frequency;	MGMT	Y	FOR; (4) one year period	FOR; (4) one year period
34	Piedmont Office Realty Trust, Inc.	PDM	720190206	5/13/2020	Election of Directors; Ratify auditor Deloitte & Touche LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
35	Safehold Inc.	SAFE	78645L100	5/13/2020	Election of Directors; Ratify auditor Deloitte & Touche LLP;	MGMT	Y	FOR(1.2,1.5,2) WITHOLD (1.1,1.3,1.4)	FOR(1.2,1.5,2) WITHOLD (1.1,1.3,1.4)
36	RREEF Core Plus Industrial Fund L.P.	N/A	N/A	5/13/2020	Election of Directors;	MGMT	Y	FOR	FOR
37	Crown Castle International Corp.	CCI	22822V101	5/14/2020	Election of Directors; Ratify auditor PricewaterhouseCoopers LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
38	Extra Space Storage Inc.	EXR	30225T102	5/14/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
39	SBA Communications Corporation	SBAC	78410G104	5/14/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation; Approve Omnibus Stock Plan	MGMT	Y	FOR	FOR
40	American Tower Corporation	AMT	03027X100	5/18/2020	Election of Directors; Ratify auditor Deloitte & Touche LLP; Approve Executive compensation; Report on Political Contributions & Expenditures; Reduce Ownership Threshold for Shareholders to Call Special Meeting	MGMT (1-3); SH (4-5)	Y	FOR(1,2,3,4,5)	FOR(1,2,3), AGAINST (4,5)
41	Kilroy Realty Corporation	KRC	49427F108	5/19/2020	Election of Directors; Approve Executive Compensation; Approve Omnibus Stock Plan; Increase Authorized Common Stock; Ratify auditor Deloitte & Touche LLP;	MGMT	Y	FOR (1,3,4,5) AGAINST (2)	FOR (1,3,4,5) AGAINST (2)
42	Mid-America Apartment Communities, Inc.	MAA	59522J103	5/19/2020	Election of Directors; Approve Executive compensation; Ratify auditor Ernst & Young LLP;	MGMT	Y	FOR	FOR
43	National Storage Affiliates Trust	NSA	637870106	5/19/2020	Election of Directors; Ratify auditor KMPG LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
44	Invitation Homes, Inc.	INVH	46187W107	5/20/2020	Election of Directors; Ratify auditor Deloitte & Touche LLP; Approve Executive compensation;	MGMT	Y	FOR (1,2), AGAINST (3)	FOR (1,2), AGAINST (3)
45	EastGroup Properties, Inc.	EGP	277276101	5/21/2020	Election of Directors; Ratify auditor KMPG LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
46	UDR, Inc.	UDR	902653104	5/21/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR
47	Sun Communities, Inc.	SUI	866674104	5/22/2020	Election of Directors; Approve Executive compensation; Ratify auditor Grant Thornton LLP;	MGMT	Y	FOR	FOR
48	Rexford Industrial Realty, Inc.	REXR	76169C100	5/26/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation;	MGMT	Y	FOR (1,2), AGAINST (3)	FOR (1,2), AGAINST (3)
49	Life Storage, Inc.	LSI	53223X107	5/28/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Non-Employee Director Restricted Stock Plan; Approve Executive compensation;	MGMT	Y	FOR	FOR
50	Highlands REIT	N/A	N/A	6/4/2020	Election of Directors; Ratify auditor Grant Thornton	MGMT	Y	FOR	FOR
51	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	HASI	41068X100	6/4/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation;	MGMT	Y	FOR (1.1,1.3,1.4,1.6,1.7,2,3), WITHOLD (1.2,1.5)	FOR
52	Alexandria Real Estate Equities, Inc.	ARE	015271109	6/8/2020	Election of Directors; Amend Omnibus Stock Plan; Approve Executive compensation; Ratify auditor Ernst & Young LLP;	MGMT	Y	FOR(1.1,1.2,1.6,1.7,1.8,1.9,2,3,4), AGAINST(1.3,1.4,1.5)	FOR(1.1,1.2,1.6,1.7,1.8,1.9,2,3,4), AGAINST(1.3,1.4,1.5)
53	Digital Realty Trust, Inc.	DLR	253868103	6/8/2020	Election of Directors; Ratify auditor KMPG LLP; Approve Executive compensation;	MGMT	Y	FOR(1a,1b,1d,1e,1g,1h,1i,1k,2,3) AGAINST(1c,1f,1j)	FOR(1a,1b,1d,1e,1g,1h,1i,1k,2,3) AGAINST(1c,1f,1j)
54	Equinix, Inc.	EQIX	29444U700	6/18/2020	Election of Directors; Approve Executive compensation; Approve Omnibus Stock Plan; Ratify auditor PricewaterhouseCoopers LLP; Report on Political Contributions	MGMT (1-4); SH (5)	Y	FOR	FOR(1,2,3,4), AGAINST(5)
55	Equity Residential	EQR	29476L107	6/25/2020	Election of Directors; Ratify auditor Ernst & Young LLP; Approve Executive compensation;	MGMT	Y	FOR	FOR

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bluerock Total Income+ Real Estate Fund

By:	/s/ Jordan Ruddy
Jordan Ruddy
President

Date:	August 18, 2020